Discontinued Operations and Assets Held for Sale - Disclosure of Financial Performance Relating to Discontinued Operations (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	£ 2,148	£ 1,928
Net fee and commission income	166	147
Total operating income	2,415	2,212
Operating expenses before credit impairment losses, provisions and charges	(1,186)	(1,341)
Credit impairment losses	(118)	70
Provisions for other liabilities and charges	(118)	(190)
Total operating credit impairment (losses)/write-backs, provisions and charges	(236)	(120)
Profit from discontinued operations before tax	0	33
Tax on profit from discontinued operations	0	(9)
Profit from discontinued operations after tax	0	24
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	0	24
Net fee and commission income	0	27
Total operating income	0	51
Operating expenses before credit impairment losses, provisions and charges	0	(22)
Credit impairment losses	0	7
Provisions for other liabilities and charges	0	(3)
Total operating credit impairment (losses)/write-backs, provisions and charges	£ 0	£ 4